Loans payable - Device loans, PPP loans and New Credit Facility (Details)		12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) tranche shares	May 17, 2019 shares
Disclosure of detailed information about borrowings [line items]
Repayments		$ 84,634	$ 118,727
Warrants issued | shares			564,540
Number of shares each warrant converts into | shares						1
Value of warrants					$ 250,891
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount			$ 251,499		16,205,214
Device Loans
Disclosure of detailed information about borrowings [line items]
Repayments		84,634	118,727
Carrying amount			251,499		116,185
2018 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment				$ 1,575
2019 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment			1,756
Decrease in loans due to disposal of related TMS device		45,680
Paycheck protection program loan
Disclosure of detailed information about borrowings [line items]
Monthly blended interest and capital payment		$ 172,145
Amount of loan			0		3,080,760
Deferral period for loans		16 months
Effective interest rate		10.00%
Carrying amount			0		2,751,284
Accretion expense		$ 163,413	0
New Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount of loan			0		15,000,000
Carrying amount			0		13,337,745
Transaction costs incurred		$ 1,662,255
Maximum borrowing capacity					$ 30,000,000
Percentage of principal amount outstanding amortized					1.00%
New Credit Facility | Lender Warrants
Disclosure of detailed information about borrowings [line items]
Warrants issued | shares		256,535
Number of shares each warrant converts into | shares					1
Exercise price of warrant | $ / shares	$ 2.24
Value of warrants			$ 0		$ 250,891
New Credit Facility | 30-day LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate					8.75%
Spread on variable rate					7.75%
Term of debt		5 years
Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 15,000,000
Delayed Draw Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 15,000,000
Number of tranches | tranche					3
Maximum amount of borrowing in each tranche of borrowing facility					$ 5,000,000
Term of debt	24 months
Average | 2018 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Interest rate				10.00%
Average | 2019 TMS Device Loans
Disclosure of detailed information about borrowings [line items]
Interest rate			13.00%
Minimum | New Credit Facility
Disclosure of detailed information about borrowings [line items]
Amortization period		1 year
Minimum | New Credit Facility | 30-day LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate					8.75%
Maximum | New Credit Facility
Disclosure of detailed information about borrowings [line items]
Amortization period		4 years